Income Taxes - Schedule of Components of Net Deferred Income Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Deferred income tax assets (liabilities):
Net operating loss carry forwards	$ 147	$ 99
Provision of employee benefits	1,637	1,413
Depreciation and amortization	(1,129)	(1,100)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(72)	(291)
Others	99	(58)
Less: Valuation allowances	(147)	(99)
Net deferred income tax (liabilities) assets	$ 535	$ (36)